CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Sales
Net sales	$ 2,157,813	$ 2,509,347	$ 1,098,038
Cost of goods sold
Cost of goods sold	(2,197,474)	(1,951,512)	(1,211,621)
Gross (loss) profit	(39,661)	557,835	(113,583)
Selling expenses	(43,192)	(21,734)	(4,738)
General and administrative expenses, including provisions for doubtful recoveries of prepayments to suppliers and trade accounts receivable of US$ 22,425, US$ 3,872 and US$ 174,315 during the years ended 2009, 2010 and 2011 respectively	(330,883)	(90,380)	(91,513)
Research and development expenses	(46,510)	(10,804)	(8,299)
Impairment loss for property, plant and equipment	0	0	(1,999)
Legal settlements, net of insurance recoveries	0	0	(10,000)
(Loss) income from operations	(460,246)	434,917	(230,132)
Other income (expenses):
Interest income	7,365	4,632	2,408
Interest expense and amortization of debt issuance costs and debt discount	(189,938)	(95,012)	(50,068)
Foreign currency exchange (loss) gain, net	(2,040)	8,327	(613)
Government subsidy	33,698	5,625	26,927
Equity in (loss) income for associates and a jointly-controlled entity	(787)	3,570	(3,343)
Others, net	7,135	618	(87)
(Loss) earnings before income taxes	(604,813)	362,677	(254,908)
Income tax benefit (expense)	(4,141)	(66,210)	20,912
Net (loss) income	(608,954)	296,467	(233,996)
Earnings attributable to non-controlling interests	(393)	(5,670)	(229)
Earnings attributable to redeemable non-controlling interests	(11,522)	0	0
Net (loss) income attributable to LDK Solar Co., Ltd. shareholders	(620,869)	290,797	(234,225)
Accretion to redemption value of redeemable non-controlling interests	(34,590)	0	0
Net (loss) income available to LDK Solar Co., Ltd. shareholders	(655,459)	290,797	(234,225)
Basic (loss) earnings per share	$ (4.90)	$ 2.32	$ (2.18)
Diluted (loss) earnings per share	$ (4.90)	$ 2.27	$ (2.18)
Wafers
Net Sales
Net sales	1,031,259	1,522,925	945,009
Cost of goods sold
Cost of goods sold	(983,163)	(1,118,605)	(1,089,660)
Pv Products
Net Sales
Net sales	27,589	204,915	80,557
Cost of goods sold
Cost of goods sold	(21,654)	(133,513)	(62,244)
Modules
Net Sales
Net sales	720,863	634,387	58,957
Cost of goods sold
Cost of goods sold	(885,884)	(586,755)	(52,154)
Silicon and other materials
Net Sales
Net sales	239,897	79,089	8,007
Cost of goods sold
Cost of goods sold	(209,159)	(59,028)	(3,459)
Other
Net Sales
Net sales	138,205	68,031	5,508
Cost of goods sold
Cost of goods sold	$ (97,614)	$ (53,611)	$ (4,104)